Cover	Oct. 25, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2026
Entity File Number	001-43303
Entity Registrant Name	AMANAT ACQUISITION CORP
Entity Central Index Key	0002112457
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	153 Central Avenue
Entity Address, Address Line Two	C/O 56
Entity Address, City or Town	Westfield
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07091
City Area Code	201
Local Phone Number	688-0364
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	AMAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false